Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of long-term debt

	Interest Rate			Balance
	December 31,		Maturities	December 31,
	2019	2018	Through	2019	2018

				(in thousands)
$875.0 million senior secured revolving credit facility	—	3.96%	2024	$—	$130,000
$75.0 million revolving credit line	2.75%	—	2020	75,000	—
Term Loan A	3.06%	4.01%	2024	1,565,512	1,256,167
$375.0 million Term Loan B (1)	—	4.26%	2021	—	368,982
$700.0 million 4.750% senior unsecured notes	—	4.75%	2021	—	561,021
$565.0 million 3.625% senior unsecured notes	3.63%	—	2024	558,781	—
€662.9 million Norwegian Epic term loan (2)	—	4.58%	2022	—	259,394
$260 million Norwegian Jewel term loan	2.54%	—	2022	221,860	—
$230 million Pride of America term loan	2.81%	—	2021	229,621	—
€529.8 million Breakaway one loan (2)	2.84%	4.09%	2025	305,969	360,680
€529.8 million Breakaway two loan (2)	4.10%	4.50%	2026	370,531	426,503
€590.5 million Breakaway three loan (2)	2.98%	2.98%	2027	478,665	537,223
€729.9 million Breakaway four loan (2)	2.98%	2.98%	2029	630,088	694,536
€710.8 million Seahawk 1 term loan (2)	3.92%	3.92%	2030	692,150	756,061
€748.7 million Seahawk 2 term loan (2)	3.92%	3.92%	2031	856,188	187,612
Leonardo newbuild one loan	2.68%	2.68%	2034	48,009	48,009
Leonardo newbuild two loan	2.77%	2.77%	2035	48,009	48,009
Leonardo newbuild three loan	1.22%	1.22%	2036	42,700	43,667
Leonardo newbuild four loan	1.31%	1.31%	2037	42,700	43,667
Sirena loan	—	2.75%	2019	—	13,856
Explorer newbuild loan	3.43%	3.43%	2028	242,449	268,970
Marina newbuild loan (3)	2.75%	3.07%	2023	156,319	201,007
Riviera newbuild loan (4)	2.48%	3.32%	2024	202,233	247,203
Finance lease and license obligations	Various	Various	2028	34,909	39,524
Total debt				6,801,693	6,492,091
Less: current portion of long-term debt				(746,358)	(681,218)
Total long-term debt				$6,055,335	$5,810,873
(1)	Includes original issue discount of $0.7 million as of December 31, 2018.
(2)	Currently U.S. dollar-denominated.
(3)	Includes premium of $0.1 million as of December 31, 2019 and 2018.
(4)	Includes premium of $0.1 million and $0.2 million as of December 31, 2019 and 2018, respectively.

Schedule of principal repayments on long-term debt including capital lease obligations

Year	Amount
2020	$746,358
2021	899,206
2022	667,456
2023	574,492
2024	2,260,295
Thereafter	1,778,870
Total	$6,926,677